Subsequent Events (Details) - Forecast [Member] - USD ($)	Nov. 13, 2024	Nov. 01, 2024
Subsequent Events (Details) [Line Items]
Least percentage		15.00%
Price per share		$ 0.05
Beneficial ownership percentage		15.00%
Common stock, par value		$ 5
Aggregate shares	1,000
Preferred stock value	$ 1,000
Aggregate common Stock	2,148,689
Weighted average price per share	$ 0.1785
Series G Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, par value		$ 0.0001
Preferred stock		1,000,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Beneficial ownership percentage		15.00%
Series H Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, par value	$ 0.0001
Preferred stock	1,000
Authorized and unissued preferred stock	1,000
Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
conversion price	$ 0.4654